THE FLEX-FUNDS
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

April 21, 2011

Ms. Deborah O’Neal-Johnson
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Flex-funds (Commission File Nos. 2-85378 and 811-3462)
Post Effective Amendment to Registration Statement on Form N-1A

Dear Ms. O’Neal-Johnson:

On behalf of The Flex-funds, a Massachusetts business trust (the “Trust”), I am filing Post-Effective Amendment No. 65 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with Exhibits under the Investment Company Act of 1940 (the “1940 Act”) and Rule 485(a) under the Securities Act of 1933 (the “1933 Act”).

On March 16, 2011, we discussed your comments and questions related to our February 14, 2011 filing. Our response to your comments and questions is as follows:

1.	Will the Funds prepare a summary prospectus? No, at this time we will not be preparing a summary prospectus.

2.	You informed us that the information regarding investment objectives on the front cover page is limited to one sentence. We have removed the investment objective and prospectus statements.

3.	On Page 3, you indicated that the 4th bullet under Principal Investment Strategies should be changed to 60 days from 90 days. This change has been made.

4.	On Page 5, the bar chart has been revised to reflect years 2001 – 2010. In addition, in the table we have replaced iMoneyNet with Lipper.

5.
On Page 6, we moved the Buying and Selling Funds Shares information for The Money Market Fund from Page 40 to Page 6. As we discussed, this change was made because the requirements for The Money Market Fund are different from that of the other Funds. In addition, the information regarding the Portfolio Managers has been removed for The Money Market Fund as they are not required to be disclosed for money market funds.

6.
On Page 7, you asked if the Acquired Fund Fees and Expenses (AFFE) are included in the Annual Fund Operating Expenses for The U.S. Government Bond Fund. This Fund is not a fund of funds, so there is no AFFE.

Under Principal Investment Strategies on Page 7, we have added the statement “plus any borrowing for investment purposes” immediately following “net assets”. This change was made to comply with Rule 35d-1 of the Investment Company Act of 1940.

Also on Page 7, you asked if active and frequent trading is a principal strategy of The U.S. Government Bond Fund. It is not a principal strategy of the Fund.

7.	On Page 8, in the second to last paragraph of Principal Investment Strategies, we have added the word “junk” in the phrase “non-investment grade corporate debt”.

We have also added the word “junk” in the definition of Credit Risk.

8.	On Page 11, you asked if the AFFE are included for The Total Return Bond Fund. The AFFE will be included.

In the Example on Page 11, the 5 and 10 years have been removed as requested.

Under Principal Investment Strategies, we have revised the first sentence to indicate that 80% of assets are invested in bonds which include fixed income securities.

In addition, you asked what the maturity strategy for The Total Return Bond Fund is. We have added a sentence to clarify that the Fund may invest in securities of any maturity.

9.	On Page 13, you asked that the Investment Company Risk definition be revised to delete the word “primarily” from “the Fund invests primarily in underlying funds”. This change has been made.

10.
On Page 14, you asked if active and frequent trading is a principal strategy of The Defensive Balanced Fund. It is not a principal strategy of the Fund. The portfolio turnover rate is over 100 because The Defensive Balanced Fund is a fund of funds.

In addition, you asked what the maturity strategy for The Defensive Balanced Fund is. We have added a sentence in the Principal Investment Strategies to clarify that the Fund may invest in securities of any maturity.

11.	On Page 16, we have added additional language to the Credit Risk definition to clarify that the Fund may invest in junk bonds and that there is greater risk associated with this type of investment.

12.
On Page 18, you asked if active and frequent trading is a principal strategy of The Muirfield Fund®. It is not a principal strategy of the Fund. The portfolio turnover rate is over 100 because The Muirfield Fund® is a fund of funds.

13.	On Page 20, we have changed the “Worst Quarter” information to be within the bar chart period.

14.	On Page 22, you asked what types of securities The Utilities and Infrastructure Fund can invest in. We have added language to indicate the Fund can invest in both common and preferred securities.

15.	On Page 23, the Derivatives Risk definition has been revised to provide additional information on the specific derivative instruments used by the Fund.

16.
On Page 25, you asked if active and frequent trading is a principal strategy of The Dynamic Growth Fund. Active and frequent trading is not a principal strategy of the Fund. The portfolio turnover rate is over 100 because the Fund is a fund of funds.

Under the Principal Investment Strategies, you asked what grade of fixed income securities The Dynamic Growth Fund can invest in. We have added language to the last sentence to clarify that the Fund can invest in investment grade fixed income securities.

17.
On Page 26, you asked that we either add a definition for Credit Risk or add information regarding credit risk to the Fixed Income Risk definition. We have added the definition of Credit Risk to the Principal Risks section.

18.	On Page 33, you asked if active and frequent trading is a principal strategy of The Aggressive Growth Fund. It is not a principal strategy of the Fund. The portfolio turnover rate is over 100 because The Aggressive Growth Fund is a fund of funds.

19.
On Page 34, you asked that we clarify the quality and maturity of the fixed income securities that The Aggressive Growth Fund may invest in. We have added language in the last sentence of the Principal Investment Strategies section to clarify that the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Also on Page 34, you asked that we add a definition for Credit Risk. The definition for Credit Risk has been added to the Principal Risks section.

20.
On Page 37, you explained that we cannot show the fee waiver unless an agreement is in place to waive the fees through the prospectus period. The fee will be waived through the prospectus period, so we have revised the date that the fee waiver is valid through.

You also asked what types of equity securities The Quantex Fund™ may invest in. We have added language to the Principal Investment Strategies section to indicate that the Fund may invest in common stock equity securities.

21.
On Page 40, you explained that we cannot consolidate the Buying and Selling Fund Shares information for the Money Market Fund and all other Funds. As described in Item 5 above we have moved the information for The Money Market Fund to Page 6.

Under Transaction Policies, we have deleted the cross-reference to Investing with the Funds section.

22.	On Page 41, we have made the language consistent with the description on Page 11.

23.	On Page 50, we have revised the date to match the time period covered by the annual report, the fiscal year ended December 31, 2010.

24.	On Page 77, we have updated the SEC phone number and zip code.

25.
On Page 26 of the Statement of Additional Information (SAI), we have added The Total Return Bond, Dynamic Growth, and Quantex™ Funds to the fundamental limitations. The fundamental limitations for these funds correspond with the funds previously identified.

26.
On Page 34 of the SAI, in The Utilities and Infrastructure Fund, we have removed number five which stated that the Fund may not “purchase the securities of any issuer (other than securities issued or guaranteed by the

U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund may invest more than 25% of its total assets in securities of public utility companies”. This sentence was removed as we believe the fundamental investment limitations are accurately described without this sentence.

The Registrant acknowledges:

1.
Should the Securities and Exchange Commission (“SEC”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.
The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Registrant may not assert this action as defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Thank you very much for your assistance with this filing. I would appreciate it if you would send a copy of any communication relating to this filing to my attention. If you have any questions or need additional information, please call me at 614-760-2129.

Very truly yours,

/s/ Maggie Bull
Maggie Bull